Expense Example - LOGIQ Contrarian Opportunities ETF [Member]	Dec. 08, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	$ 359